Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Changes in Goodwill

The following table provides a summary of the changes in goodwill (in thousands):

	December 31,
	2016	2015

Balance at beginning of period	$541,704	$534,916
Acquisitions	129	6,788
Impairment	(125,000)	—
Balance at end of period	$416,833	$541,704

Summary of the Components of Intangible Assets

The following table provides a summary of the components of intangible assets (in thousands):

	December 31,
	2016	2015

Finite-lived intangible assets:
Capitalized software costs:
Cost	$180,855	$194,941
Accumulated amortization	(118,391)	(98,004)
Capitalized software costs, net	62,464	96,937
Physician guarantee contracts:
Cost	11,355	16,594
Accumulated amortization	(6,329)	(9,560)
Physician guarantee contracts, net	5,026	7,034
Other finite-lived intangible assets:
Cost	44,342	43,275
Accumulated amortization	(33,059)	(29,351)
Other finite-lived intangible assets, net	11,283	13,924
Total finite-lived intangible assets
Cost	236,552	254,810
Accumulated amortization	(157,779)	(136,915)
Total finite-lived intangible assets, net	$78,773	$117,895

Indefinite-lived intangible assets:
Tradenames	$4,000	$4,000
Medical licenses and other indefinite-lived intangible assets	2,209	7,355
Total indefinite-lived intangible assets	$6,209	$11,355

Total intangible assets:
Cost	$242,761	$266,165
Accumulated amortization	(157,779)	(136,915)
Total intangible assets, net	$84,982	$129,250

Summary of the Components of Amortization Expense

The following table provides a summary of the components of amortization expense (in thousands):

	Year Ended December 31,
	2016	2015	2014

Amortization of finite-lived intangible assets:
Capitalized software costs	$25,193	$27,317	$26,991
Physician guarantee contracts	3,108	3,951	5,149
Other finite-lived intangible assets	2,866	3,334	3,585
Total amortization expense related to finite-lived intangible assets	31,167	34,602	35,725
Amortization of leasehold improvements and property and equipment assets held under capital lease obligations	3,111	2,496	2,610
Total amortization expense	$34,278	$37,098	$38,335

Summary of Future Estimated Amortization Expense

Total estimated future amortization expense for the next five years and thereafter related to intangible assets follows (in thousands):

2017	$23,217
2018	16,810
2019	12,813
2020	9,212
2021	8,812
Thereafter	7,909
Total estimated future amortization expense	$78,773